Consolidated Statements of Cash Flows - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Net income attributable to equity holders of Sanofi		€ 3,430	€ 3,184	€ 8,371
Non-controlling interests		26	53	113
Share of undistributed earnings from investments accounted for using the equity method		196	(53)	(48)
Depreciation, amortization and impairment of property, plant and equipment, right-of-use assets and intangible assets		1,838	1,820	3,420
Gains and losses on disposals of non-current assets, net of tax	[1]	(307)	(368)	(711)
Net change in deferred taxes		(446)	(404)	(578)
Net change in non-current provisions and other non-current liabilities	[2]	(716)	436	280
Cost of employee benefits (stock options and other share-based payments)		160	144	245
Impact of the workdown of acquired inventories remeasured at fair value		5	3	3
Other profit or loss items with no cash effect on cash flows generated by operating activities	[3]	196	52	138
Operating cash flow before changes in working capital		4,382	4,867	11,233
Adjustments to reconcile profit (loss) [abstract]
(Increase)/decrease in inventories		(1,174)	(1,122)	(927)
(Increase)/decrease in accounts receivable		(215)	18	(777)
Increase/(decrease) in accounts payable		497	111	452
Net change in other current assets and other current liabilities		73	(49)	545
Net cash provided by/(used in) operating activities	[4]	3,563	3,825	10,526
Cash flows from (used in) investing activities [abstract]
Acquisitions of property, plant and equipment and intangible assets		(930)	(974)	(2,201)
Acquisitions of consolidated undertakings and investments accounted for using the equity method	[5]	(2,465)	(977)	(992)
Acquisitions of other equity investments		(56)	(110)	(488)
Proceeds from disposals of property, plant and equipment, intangible assets and other non-current assets, net of tax	[6]	578	544	1,488
Disposals of consolidated undertakings and investments accounted for using the equity method	[7]	15	101	134
Net change in other non-current assets		(215)	(43)	(16)
Net cash provided by/(used in) investing activities		(3,073)	(1,459)	(2,075)
Cash flows from (used in) financing activities [abstract]
Issuance of Sanofi shares		31	40	188
Dividends paid:
Dividends paid to equity holders of Sanofi		(4,454)	(4,168)	(4,168)
Dividends paid to non-controlling interests		(49)	(69)	(99)
Payments received/(made) on changes of ownership interest in a subsidiary without loss of control		(3)	0	0
Additional long-term debt contracted		0	1,497	1,549
Repayments of long-term debt		(2,680)	(2,694)	(2,718)
Repayment of lease liabilities		(127)	(137)	(291)
Net change in short-term debt and other financial instruments	[8]	2,431	286	215
Acquisitions of treasury shares		(363)	(360)	(497)
Net cash provided by/(used in) financing activities		(5,214)	(5,605)	(5,821)
Impact of exchange rates on cash and cash equivalents		(19)	40	8
Net change in cash and cash equivalents		(4,743)	(3,199)	2,638
Cash and cash equivalents, beginning of period		12,736	10,098	10,098
Cash and cash equivalents, end of period		€ 7,993	€ 6,899	€ 12,736

[1]	Includes non-current financial assets.
[2]	This line item includes contributions paid to pension funds (see Note B.12.).
[3]	This line item mainly comprises unrealized foreign exchange gains and losses arising on the remeasurement of monetary items in non-functional currencies and on instruments used to hedge such items.
[4]	Of which:

	June 30, 2023 (6 months)	June 30, 2022 (6 months)	December 31, 2022 (12 months)
▪Income tax paid	(1,431)	(927)	(2,452)
▪Interest paid	(234)	(162)	(380)
▪Interest received	262	23	173
▪Dividends received from non-consolidated entities	8	—	1

[5]	For the six months ended June 30, 2023, this line item includes the net cash outflow arising from the acquisition of Provention Bio Inc. (see Note B.1.1.). For the six months ended June 30, 2022 and the year ended December 31, 2022, it includes the net cash outflow arising from the acquisition of Amunix.
[6]	This line item mainly comprises proceeds from disposals of (i) assets and businesses due to portfolio rationalization, and (ii) equity and debt instruments.
[7]	This line item includes the net cash inflow from the disposal of EUROAPI for the periods of 2022 presented.
[8]	For the six months ended June 30, 2023, this line item includes €2,630 million related to the US commercial paper program. It also includes realized foreign exchange differences on (i) cash and cash equivalents in non-functional currencies (primarily the US dollar) and (ii) derivative instruments used to manage such cash and cash equivalents.